UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22349
Capital Group Private Client Services Funds
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group California Core Municipal Fund
CCCMX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Group California Core Municipal Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/PCS-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCCMX	$ 28	0.27%
Management's discussion of fund performance
The fund’s shares gained 4.49% for the year ended October 31, 2025. That result compares with a 4.70% gain for the Bloomberg California Short-Intermediate Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates four times in response to growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields declined since June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
Within the fund,
holdings
in special tax debt were particularly additive to results relative to the index. Housing and health care bonds also contributed to relative returns. Curve positioning also modestly helped relative returns.
Conversely, the fund’s holdings in the transportation,
non
-general obligation government issues and education sectors pulled down returns relative to the index. Additionally, duration positioning somewhat weighed on relative results.
How a hypothetical $25,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
Capital Group California Core Municipal Fund *	4.49%	1.24%	1.86%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg California Short-Intermediate Municipal Index †	4.70%	1.22%	1.81%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 700
Total number of portfolio holdings	475
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	36%
Portfolio
quality
summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/PCS-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-119-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group California Short-Term Municipal Fund
CCSTX
for the year ended October 31, 2025
This annual shareholder report contains important information about Capital Group California Short-Term Municipal Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/PCS-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCSTX	$ 31	0.30%
Management's discussion of fund performance
The fund’s shares gained 3.77% for the year ended October 31, 2025. That result compares with a 3.64% gain for the Bloomberg California Short Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The U.S. Federal Reserve cut rates four times in response to growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields declined since June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
Within the
fund
, holdings in special tax debt were particularly additive to the results relative to the index. Housing and utility bonds also boosted relative returns, as did curve positioning.
Conversely,
the
fund’s holdings in the transportation, education and non-general obligation government issues sectors weighed on returns relative to the index. The fund’s duration positioning also reduced relative results.
How a hypothetical $25,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
Capital Group California Short-Term Municipal Fund *	3.77%	1.17%	1.32%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg California Short Municipal Index †	3.64%	1.25%	1.45%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in thousands)	$ 123,294
Total number of portfolio holdings	173
Total advisory fees paid (in thousands)	$ 291
Portfolio turnover rate	46%
Portfolio
quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/PCS-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-120-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	82,000	None	15,000	None
October 31, 2024	75,000	None	15,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	None	None	None
October 31, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	15,000
October 31, 2024	58,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Private Client Services Funds
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-380-1225 © 2025 Capital Group. All rights reserved.

Capital Group California Core Municipal Fund
Investment portfolio October 31, 2025

Bonds, notes & other debt instruments 92.64%	Principal amount (000)	Value (000)
California 92.24%
County of Alameda, Union Sanitary Dist., Fncg. Auth. Interim Notes, Series 2025-A, 5.00% 3/15/2030	USD2,600	$2,916
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2027	1,130	1,156
Anaheim Union High School Dist., GO Bonds, CAB, 2002 Election, Series 2003, NATL, 0% 8/1/2028	1,000	933
Antelope Valley Community College Dist., GO Bonds, CAB, 2016 Election, Series 2022-C, 0% 8/1/2029	1,000	902
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2031	2,040	2,080
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 4.47% 4/1/2036 (put 4/1/2027) (a)	1,000	994
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.52% 4/1/2056 (put 4/1/2027) (a)	1,895	1,860
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040	860	952
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	1,500	1,436
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2026	600	607
Trustees of the California State University, Systemwide Rev. Bonds, Series 2023-B, 5.00% 11/1/2026	920	944
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2027	1,040	1,096
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2028	2,705	2,739
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2032	140	140
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	1,980	1,931
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)	100	100
Central Valley Energy Auth., Commodity Supply Rev. Bonds, Series 2025, 5.00% 12/1/2055 (put 8/1/2035)	3,585	3,969
Cerritos Community College Dist., GO Bonds, CAB, 2004 Election, Series 2012-D, 0% 8/1/2027	830	794
Chabot-Las Positas Community College Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033	1,580	1,590
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027	465	470
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	480	488
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029	500	511
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2030	520	534
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031	540	556
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2026	780	789
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2027	430	442
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2028	355	371
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2029	225	239
City of Chino Hills, Fin. Auth., Rev. Ref. Bonds (Community Facs. Dist. Bond Program), Series 2019-D, 5.00% 9/1/2030	60	65
Clovis Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006-B, NATL, 0% 8/1/2030	1,000	883
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	8,975	9,173
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2052 (put 12/1/2027)	1,600	1,624
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	4,470	4,729
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	3,945	4,206
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	5,720	6,178
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	3,000	3,269
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)	5,000	5,328
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	5,465	5,873
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	5,625	5,978
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	8,000	8,756
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	7,795	8,368

1	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	USD4,000	$4,275
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-C, 5.00% 12/1/2055 (put 10/1/2033)	6,965	7,467
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	7,630	8,515
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-A, 5.00% 1/1/2056 (put 5/1/2035)	3,370	3,616
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-B, 5.00% 3/1/2056 (put 11/1/2035)	12,770	14,028
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2025-E, 5.00% 10/1/2056 (put 5/1/2035)	9,445	10,409
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2035	625	746
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2036	795	937
Compton Community College Dist., GO Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM, 5.00% 8/1/2037	855	1,000
Compton Unified School Dist., GO Bonds, CAB, 2015 Election, Series 2019-B, BAM, 0% 6/1/2033	1,750	1,347
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 9/1/2036	2,010	2,035
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM, 3.00% 8/1/2034	750	746
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2026	400	402
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2027	880	914
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2028	925	976
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2029	675	723
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	570	643
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 2.75% 7/1/2028	535	535
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2025-A, 5.00% 10/1/2035	2,835	3,466
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2027	500	500
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2026	530	531
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2027	500	501
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, AGI, 5.00% 10/1/2030	1,000	1,001
El Rancho Unified School Dist., GO Bonds, 2016 Election, Series 2023-D, BAM, 5.50% 8/1/2028	235	255
Elk Grove Unified School Dist., GO Bonds, 2016 Election, Series 2021, 2.00% 8/1/2039	500	384
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2027	3,000	2,871
Etiwanda School Dist., GO Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2029	570	599
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, GO Bonds, CAB, 2002 Election, Series 2004-B, NATL, 0% 10/1/2026	1,000	977
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2026	585	594
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2027	615	636
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2026	100	101
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2027	120	122
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027	625	632
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029	390	399
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, CAB, Series 1995-A, 0% 1/1/2028 (escrowed to maturity)	2,000	1,898
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2027	350	359
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.90% 1/15/2027	2,000	2,073
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2028	320	336
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2029	360	385
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2030	400	435
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 5.00% 1/15/2031	470	520
Foothill-De Anza Community College Dist., GO Bonds, CAB, 2006 Election, AMBAC, Series 2007-B, 0% 8/1/2032	1,000	838
Fresno Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2031	500	504
Glendale Community College Dist., GO Rev. Ref. Bonds, CAB, 2016 Election, Series 2020-B, 0% 8/1/2036	1,240	842
GO Bonds, Series 2020, 4.00% 3/1/2028	750	776
GO Bonds, Series 2021, 5.00% 10/1/2029	2,000	2,195
GO Bonds, Series 2018, 5.00% 10/1/2030	1,000	1,074
GO Bonds, Series 2019, 5.00% 11/1/2032	1,270	1,363
GO Bonds, Series 2023, 5.00% 9/1/2034	7,000	8,183
GO Bonds, Series 2023, 5.00% 10/1/2034	2,920	3,388
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027	745	772
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2028	1,675	1,776
GO Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2029	6,000	6,306
GO Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2030	1,335	1,395

Private Client Services Funds	2

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
GO Rev. Ref. Bonds, Series 2018-C, 5.00% 8/1/2030	USD3,535	$3,783
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2030	3,500	3,922
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2031	3,000	3,398
GO Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031	1,000	1,142
GO Rev. Ref. Bonds, Series 2021-C, 5.00% 10/1/2031	1,000	1,144
GO Rev. Ref. Bonds, Series 2020, 5.00% 3/1/2032	4,000	4,424
GO Rev. Ref. Bonds, Series 2007, AGI, 5.25% 8/1/2032	2,000	2,318
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,325	1,272
Greenfield Elementary School Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AGI, 0% 8/1/2029	1,270	1,137
City of Grossmont, Healthcare Dist., GO Bonds, CAB, 2006 Election, Series 2007-A, AMBAC, 0% 7/15/2032	1,500	1,247
Hayward Unified School Dist., GO Rev. Ref. Bonds, Series 2025-B, AGI, 5.00% 8/1/2032	1,750	2,027
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027	1,520	1,522
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2037	5,000	5,731
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	300	300
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2026	2,300	2,355
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2026	830	841
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2024-A, 5.00% 8/15/2036	2,000	2,342
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2032	4,575	4,812
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, 3.25% 8/1/2064 (put 2/1/2028)	1,920	1,930
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	2,850	2,841
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	2,075	2,065
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/2029)	2,485	2,483
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	1,181	1,139
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2025	100	100
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2026	125	128
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2027	110	114
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2028	375	397
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2029	140	148
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2030	340	360
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2020-A-1, 4.00% 4/1/2030	825	887
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2030	3,855	4,258
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2031	500	518
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Merged Redev. Project), Series 2017-A, BAM, 5.00% 5/1/2027	650	672
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.50% 8/1/2036	1,000	1,214
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2033	1,200	1,412
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2034	2,120	2,477
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, 4.00% 9/2/2028	500	517
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM, 4.00% 9/2/2030	1,265	1,333
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026	385	390
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2027	140	145
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2028	345	364
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2030	210	226
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM, 4.00% 9/1/2027	1,615	1,657
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2029	335	352

3	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2031	USD375	$401
Kern Community College Dist., School Facs. Improvement Dist. GO Bonds (Mammoth Campus), 2000 Election, Series 2025-A, 5.00% 8/1/2029	750	826
La Habra School Dist., GO Bonds, CAB, 2000 Election, Series 2002-A, AGI, 0% 8/1/2026	1,010	988
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2033	185	202
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2034	180	197
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2024-1 (Mountain House School Facs.), Special Tax Bonds, Series 2025, 5.00% 9/1/2035	125	137
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2032	1,000	1,130
City of Long Beach, Marina Rev. Ref. Bonds (Alamitos Bay Marina Project), Series 2025, 5.00% 5/15/2034	800	923
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2040	500	576
Long Beach Community College Dist., GO Bonds, 2016 Election, Series 2025-E, 5.00% 8/1/2041	500	569
Long Beach Community College Dist., GO Bonds, CAB, 2008 Election, Series 2008-A, AGI, 0% 6/1/2027	3,865	3,715
Los Altos School Dist., GO Bonds, CAB, 2014 Election, Series 2019-A, 4.00% 8/1/2029	1,000	1,030
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2030	800	892
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-B, 5.00% 5/15/2031	420	484
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Green Bonds, Series 2025-E, 5.00% 5/15/2034	2,750	3,319
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-E, 5.00% 5/15/2039	1,130	1,193
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2029	760	821
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2030	775	854
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-B, 5.00% 7/1/2030	1,000	1,102
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-D, 5.00% 7/1/2031	1,775	1,985
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	1,000	1,135
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 7/1/2033	935	987
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-C, 5.00% 7/1/2033	1,500	1,669
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 7/1/2033	670	746
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2024-A, 5.00% 7/1/2035	900	1,028
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, BAM, 5.00% 7/1/2036	500	575
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2028	750	795
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	1,465	1,531
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-C, 5.00% 7/1/2036	805	870
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	5,035	5,695
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	4,880	5,487
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2033	4,900	5,856
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2027	100	104
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2031	225	245
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2032	175	189
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2033	170	183
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	180	191
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	231
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	260	282
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	305	333
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2036	3,450	3,660
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 6/1/2037	1,885	1,983
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Bonds, Series 2021-A, 5.00% 7/1/2034	1,000	1,146

Private Client Services Funds	4

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Los Angeles, Metropolitan Transportation Auth., Proposition C Sales Tax Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2034	USD1,075	$1,279
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	765	866
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2036	3,000	3,112
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-QRR, 5.00% 7/1/2038	3,000	3,512
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2018-B-1, BAM, 5.00% 7/1/2036	1,000	1,051
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2029	7,000	7,734
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2032	1,395	1,495
Los Angeles Unified School Dist., GO Rev. Ref. Bonds, Series 2019-A, 3.00% 1/1/2034	4,780	4,770
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2033	1,750	1,757
Los Rios Community College Dist., GO Bonds, 2008 Election, Series 2021-E, 3.00% 8/1/2034	2,750	2,752
Madera Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2006, AGI, 0% 8/1/2029	585	528
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	25	25
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	40	41
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	50	52
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	65	69
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	80	85
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2031	95	102
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	110	119
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	130	141
City of Manteca, Community Facs. Dist. No. 2023-1, (Villa Ticino West Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	150	163
Manteca Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2006, NATL, 0% 8/1/2027	560	535
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2028	275	280
City of Merced Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, AGI, 5.00% 10/1/2028	250	251
Merced Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2011-C, 0% 8/1/2033	615	490
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	4,260	4,464
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2033	500	588
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 5.00% 7/1/2034	500	585
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,875	2,081
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2031	900	1,026
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2034	700	813
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2030	525	541
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2034	1,250	1,458
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, AGI, 5.00% 9/1/2035	500	577
Mountain View - Los Altos Union School Dist., GO Bonds, 2018 Election, Series 2022-C, 4.00% 8/1/2031	2,465	2,695
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 4.00% 9/1/2030	325	327
City of Mountain House, Community Facs. Dist. No. 2024-1 (Public Facs. and Services), Improvement Area No. 1, Special Tax Bonds, Series 2025, 4.25% 9/1/2035	400	406
Mt. Diablo Unified School Dist., GO Rev. Ref. Bonds, Series 2023, 5.00% 6/1/2031	1,000	1,154
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2041	500	568
Mt. San Antonio Community College Dist., GO Bonds, 2024 Election, Series 2025-A, 5.00% 8/1/2042	305	343
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2022-A, AGI, 5.00% 11/1/2028	125	131
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	70	71

5	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	USD105	$108
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	140	146
Municipal Fin. Auth., Community Facs. Dist. No. 2022-6 (County of Sacramento - Wildhawk North), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	210	223
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 4.00% 9/1/2034	350	354
Municipal Fin. Auth., Community Facs. Dist. No. 2022-8 (City of Palmdale - Wildflower/Creekside Encore), Special Tax Bonds, Series 2024, 5.00% 9/1/2039	680	710
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 6/1/2026	45	45
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	715	723
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	3,000	2,983
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	900	894
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)	3,415	3,413
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	1,075	1,077
Municipal Fin. Auth., Municipal Certs., Series 2025-1, 3.439% 2/20/2041 (a)	3,744	3,495
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (HumanGood California Obligated Group), Series 2019-A, 4.00% 10/1/2030	2,510	2,527
Municipal Fin. Auth., Rev. Bonds (California Institute of the Arts), Series 2021, 4.00% 10/1/2033	250	253
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2026	900	913
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2027	955	974
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2028	750	776
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 5.00% 2/1/2029	825	867
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2026	1,050	1,068
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2030	1,050	1,124
Municipal Fin. Auth., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2024, 5.00% 11/15/2031	1,105	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2025	500	500
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028	1,600	1,610
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	1,135	1,143
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2031	610	614
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035	1,175	1,179
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2029	250	264
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2030	200	214
Municipal Fin. Auth., Rev. Ref. Bonds (PRS-California Obligated Group Projects), Series 2024-A, 5.00% 4/1/2031	210	228
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (b)	1,845	1,846
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-C, 4.00% 9/1/2034	500	506
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 4.25% 9/1/2034	500	509
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030	525	532
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	1,600	1,492
Napa Valley Community College Dist., GO Rev. Ref. Bonds, Convertible CAB, Series 2018, 4.00% 8/1/2033 (c)	2,190	2,194
Napa Valley Unified School Dist., GO Bonds, 2016 Election, Series 2019-C, AGI, 4.00% 8/1/2034	1,030	1,037
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.81% 7/20/2039 (a)	3,383	3,336
New Haven Unified School Dist., GO Bonds, CAB, Series 2008-C, AGI, 0% 8/1/2030	5,075	4,466
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2030	2,575	2,287
Newport-Mesa Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2007, NATL, 0% 8/1/2031	1,000	864
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	6,000	6,497
Oak Park Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, AGI, 0% 8/1/2029	605	543
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 5.00% 8/1/2028	1,000	1,042
Oakland Unified School Dist., GO Bonds, 2012 Election, Series 2019-A, AGI, 4.00% 8/1/2034	2,000	2,033
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034	245	267
County of Orange, Community Facs. Dist. No. 2016-1 (Village of Esencia), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2026	570	579

Private Client Services Funds	6

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2031	USD1,025	$1,118
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2032	1,000	1,085
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2033	500	541
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2029	280	299
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2030	500	539
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2031	325	356
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2032	495	547
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2033	440	485
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2031	1,000	1,140
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2032	900	1,044
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	2,100	2,429
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2026	250	255
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2027	200	208
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2028	285	302
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2029	400	433
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	2,810	3,307
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2028	450	451
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2032	2,675	2,680
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2028	185	194
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2029	200	213
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2030	215	228
Perris Union High School Dist., GO Bonds, 2012 Election, Series 2021-C, 4.00% 9/1/2031	350	371
Pleasant Valley School Dist., GO Bonds, 2018 Election, Series 2018-A, 5.00% 8/1/2029 (preref. 8/1/2026)	645	657
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	3,550	3,616
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2029	1,000	1,066
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2028	250	267
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2030	250	278
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2033	330	379
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2034	350	400
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2028	450	461
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2029	500	518
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2031	520	550
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 4/1/2028	400	408
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2029	2,855	3,124
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	90	93
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	115	120
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	140	147
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2030	165	176
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2033	255	276
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	290	314
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2026	600	602
Rialto Unified School Dist., GO Bonds, 2010 Election, Series 2019, 3.00% 8/1/2027	750	752
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM, 5.00% 9/1/2032	240	245
Rio Hondo Community College Dist., GO Bonds, CAB, 2004 Election, Series 2009-B, 0% 8/1/2031	770	658
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2028	500	530
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1, Special Tax Rev. Ref. Bonds, Series 2022-A-1, AGI, 5.00% 9/1/2029	500	541

7	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
County of Riverside, Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, 5.00% 10/1/2027	USD260	$261
Riverside Community College Dist., GO Bonds, 2004 Election, Series 2019-F, 3.00% 8/1/2034	580	578
Riverside Unified School Dist., GO Bonds, 2016 Election, Series 2019, 4.00% 8/1/2029	850	874
Rowland Unified School Dist., GO Bonds, CAB, 2006 Election, Series 2009-B, 0% 8/1/2034	2,420	1,784
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2023-D, 5.00% 8/15/2049 (put 4/15/2030)	3,150	3,492
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2027	1,015	1,055
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-E, 5.00% 7/1/2030	200	214
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2027	585	600
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2017-E, 5.00% 8/1/2027	555	578
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2028	610	635
Sacramento Unified School Dist., GO Bonds, 2012 Election, Series 2019-D, BAM, 4.00% 8/1/2029	635	669
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2026	220	224
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024, BAM, 5.00% 8/1/2027	575	599
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2030	1,050	1,172
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2037	855	978
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027	635	647
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028	875	898
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029	430	445
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,779	1,805
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2030	200	228
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2031	150	171
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 5.00% 8/1/2029	500	553
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2026	255	256
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2030	500	561
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2031	625	716
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2027	400	416
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2028	320	342
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2029	585	641
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2028	1,000	1,069
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2029	1,000	1,096
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2031	1,405	1,567
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2029	320	350
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 5.00% 4/1/2028	850	910
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2028	250	268
County of San Diego, Water Auth., Water Rev. Bonds, Series 2022-A, 5.00% 5/1/2029	500	549
San Diego Unified School Dist., GO Bonds, CAB, Election 2008, Series 2010-C, 0% 7/1/2033	800	645
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	3,000	2,297
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2031	800	928
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2036	750	894
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2038	750	879
San Diego Unified School Dist., GO Rev. Ref. Bonds, 2012 Election, Series 2025-ZR-5C, 5.00% 7/1/2039	695	808
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2023, AGI, 5.00% 8/1/2033	1,000	1,156
San Francisco Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2030	2,500	2,811
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2029	1,000	1,039
San Francisco Unified School Dist., GO Bonds, 2016 Election, Series 2020-B, 4.00% 6/15/2034	975	997
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2026	155	158
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029	500	543
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030	250	278
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-B, 5.00% 3/1/2032	1,250	1,413

Private Client Services Funds	8

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 5.00% 3/1/2030 (put 3/1/2029)	USD4,248	$4,261
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	1,120	1,132
San Juan Unified School Dist., GO Bonds, 2012 Election, Series 2019-N, 4.00% 8/1/2031	1,700	1,716
Santa Monica-Malibu Unified School Dist., GO Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033	1,785	1,786
Santa Monica-Malibu Unified School Dist., School Facs. Improvement Dist. No. 2 (Malibu Schools), GO Bonds, 2018 Election, Series 2018-B, 3.00% 8/1/2037	1,000	963
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2027	500	514
Santa Rosa High School Dist., GO Bonds, 2014 Election, Series 2021-E, BAM, 4.00% 8/1/2029	500	531
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2027 (b)	740	742
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 4.00% 7/1/2029 (b)	805	809
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2031 (b)	875	885
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2026 (b)	505	508
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2027 (b)	730	748
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2026 (b)	315	317
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2026 (b)	220	221
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2027 (b)	220	225
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2027 (b)	100	102
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2028 (b)	200	208
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2029 (b)	400	422
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2020-A, 5.00% 7/1/2030 (b)	300	321
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2026	150	149
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	5,040	4,996
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2032	500	591
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	2,510	2,714
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2027	400	416
Southwestern Community College Dist., GO Bonds, CAB, 2000 Election, Series 2004, NATL, 0% 8/1/2028	750	699
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 11/15/2030	100	110
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 11/1/2026	575	588
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-B, 5.00% 10/1/2032 (b)	5,000	5,757
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2030	1,100	1,111
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2026	275	278
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2027	425	440
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 8/15/2028	860	922
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2026	245	248
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2027	310	320
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2028	360	378
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2029	435	461
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2030	380	408
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2031	565	612
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2032	635	692
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2033	720	789
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds, Series 2024-C-1, 5.00% 9/2/2034	510	561
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2029	1,915	2,044

9	Private Client Services Funds

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2031	USD3,000	$3,300
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2032	3,500	3,857
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029	1,250	1,263
Stockton Unified School Dist., GO Bonds, 2012 Election, Series 2018-C, BAM, 5.00% 8/1/2030	2,145	2,307
Stockton Unified School Dist., GO Bonds, 2022 Election, Series 2025-A, BAM, 5.00% 8/1/2034	700	843
Stockton Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2011-D, AGI, 0% 8/1/2033	2,500	2,002
Stockton Unified School Dist., GO Rev. Ref. Bonds, Series 2023-B, AGI, 5.00% 8/1/2033	1,480	1,762
Sweetwater Union High School Dist., GO Bonds, 2006 Election, Series 2006, 4.00% 8/1/2026	515	517
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2032	825	950
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2033	550	641
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2034	115	135
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2031	215	232
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	250	269
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 6/1/2027	1,550	1,600
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, AGI, 5.00% 8/1/2030	545	546
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2027	600	618
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2028	700	731
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2029	660	698
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2030	1,500	1,586
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2031	765	805
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2020, 5.00% 1/1/2031	1,600	1,781
Regents of the University of California, General Rev. Bonds, Series 2023-BM, 5.00% 5/15/2031	750	857
Regents of the University of California, General Rev. Bonds, Series 2025-CC, 5.00% 5/15/2036	5,000	5,965
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2031	1,150	1,313
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	2,650	2,804
Various Purpose GO Bonds, Series 2024, 5.00% 8/1/2029	500	547
Various Purpose GO Bonds, Series 2025, 4.00% 8/1/2031	500	504
Various Purpose GO Bonds, Series 2025, 5.00% 8/1/2039	3,265	3,783
Various Purpose GO Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2029	500	547
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	7,215	8,364
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 3/1/2035	2,620	3,134
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	2,305	2,408
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	260	260
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	2,095	2,104
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	3,540	3,507
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	2,185	2,297
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	305	306
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	1,400	1,407
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2019-CS, 4.00% 12/1/2049	865	869
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	2,480	2,466
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,565	1,647
Victor Valley Union High School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 4.00% 8/1/2026	270	273
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AV, 4.00% 12/1/2033	3,260	3,281
West Basin Municipal Water Dist., Rev. Ref. Bonds, Series 2021-A, 5.00% 8/1/2031	745	859
West Contra Costa Unified School Dist., GO Bonds, 2010 Election, Series 2020-F, AGI, 4.00% 8/1/2028	600	626
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2030	900	964
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2026	2,425	2,372
West Contra Costa Unified School Dist., GO Bonds, CAB, 2002 Election, Series 2005-D, NATL, 0% 8/1/2031	2,585	2,171
West Contra Costa Unified School Dist., GO Rev. Ref. Bonds, CAB, Series 2010-D-2, AGI, 0% 8/1/2036	1,000	700
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	800	761
Whittier City School Dist., GO Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2030	825	832
Whittier Union High School Dist., GO Rev. Ref. Bonds, CAB, Series 2016, 0% 8/1/2032	1,000	807
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2029	215	225

Private Client Services Funds	10

Capital Group California Core Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2030	USD235	$247
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2031	260	274
Yosemite Community College Dist., GO Bonds, CAB, 2004 Election, Series 2010-D, 0% 8/1/2031	500	435
		645,571
Guam 0.15%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2024-B, 5.00% 10/1/2032	400	436
Business Privilege Tax Rev. Ref. Bonds, Series 2025-G, 5.00% 1/1/2033	595	656
		1,092
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	5	5
United States 0.25%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	1,807	1,740
Total bonds, notes & other debt instruments (cost: $645,067,000)		648,408
Short-term securities 6.49%
Municipals 6.49%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 3.05% 4/1/2055 (a)	6,360	6,360
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 3.05% 4/1/2059 (a)	1,200	1,200
Eastern Municipal Water Dist., Water and Wastewater Ref. Rev. Bonds, Series 2024-A, 2.90% 7/1/2046 (a)	5,300	5,300
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.90% 11/1/2035 (a)	3,500	3,500
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.90% 11/1/2035 (a)	6,620	6,620
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.90% 11/1/2035 (a)	15,000	15,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.30% 5/15/2048 (a)	7,400	7,400
Total short-term securities (cost: $45,380,000)		45,380
Total investment securities 99.13% (cost: $690,447,000)		693,788
Other assets less liabilities 0.87%		6,106
Net assets 100.00%		$699,894
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	135	1/6/2026	USD28,113	$(49)
10 Year Ultra U.S. Treasury Note Futures	Short	56	12/31/2025	(6,467)	(92)
					$(141)

11	Private Client Services Funds

Capital Group California Core Municipal Fund
(a)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,111,000, which represented
1.87% of the net assets of the fund.

(c)	Step bond; coupon rate may change at a later date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
USD = U.S. dollars

Refer to the notes to financial statements.

Private Client Services Funds	12

Capital Group California Short-Term Municipal Fund
Investment portfolio October 31, 2025

Bonds, notes & other debt instruments 91.46%	Principal amount (000)	Value (000)
California 91.46%
County of Alameda, Union Sanitary Dist., Fncg. Auth. Interim Notes, Series 2025-A, 5.00% 3/15/2030	USD520	$583
Anaheim City School Dist., GO School Bonds, CAB, 2002 Election, Series 2007, AGI, 0% 8/1/2031	530	450
Burbank Unified School Dist., GO Bonds, CAB, 1997 Election, Series 2002-C, NATL, 0% 7/1/2027	500	479
Trustees of the California State University, Systemwide Rev. Bonds, Series 2024-A, 5.00% 11/1/2027	210	221
Trustees of the California State University, Systemwide Rev. Bonds, Series 2015-A, 5.00% 11/1/2032	70	70
Chino Basin Regional Fin. Auth., Rev. Notes (Inland Empire Utilities Interim Fncg.), Series 2020-B, 4.00% 11/1/2025 (escrowed to maturity)	500	500
Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2024-A, 5.00% 12/1/2030	1,000	1,118
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	1,000	1,022
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)	1,300	1,375
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)	1,000	1,066
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	1,000	1,080
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	1,000	1,090
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-D, 5.00% 2/1/2055 (put 9/1/2032)	500	547
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	1,500	1,610
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	750	802
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	755	843
East Side Union High School Dist., GO Bonds, 2014 Election, Series 2023-D, 5.00% 8/1/2030	190	214
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2030	275	296
Eastern Municipal Water Dist., Community Facs. Dist. No. 2018-80 (Willow Springs), Special Tax Bonds, Series 2025, 5.00% 9/1/2031	290	314
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2026	300	305
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2027	500	500
Escondido Union High School Dist., GO Bonds, CAB, 2008 Election, Series 2009-A, AGI, 0% 8/1/2028	500	467
GO Bonds, Series 2022, 5.00% 4/1/2028	500	530
GO Rev. Ref. Bonds, Series 2022, 5.00% 11/1/2027	1,100	1,154
GO Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	700	730
GO Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029	750	792
GO Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2029	500	548
GO Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2032	2,000	2,306
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, CAB, Series 2005-A, AMBAC, 0% 6/1/2027 (escrowed to maturity)	1,000	960
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049 (preref. 4/1/2030)	495	528
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-C-2, 5.00% 6/1/2041 (put 11/1/2029)	805	878
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2025	1,000	1,001
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2026 (preref. 11/15/2025)	275	275
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2046 (preref. 11/15/2025)	250	250
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2028	315	316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2026	700	717
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2024-A-2, 3.25% 8/1/2064 (put 2/1/2028)	505	508
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Foothill Family Apartments), Series 2025-II, 2.75% 5/1/2044 (put 5/1/2028)	250	249
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Sutter Street), Series 2025-D, 2.75% 11/1/2029 (put 11/1/2028)	415	413
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (VA Building 408), Series 2025-JJ, 2.90% 5/1/2047 (put 5/1/2029)	515	515
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2021-B-2, 3.00% 10/1/2047 (put 10/1/2026)	1,500	1,502
Inglewood Unified School Dist., GO Bonds, 2020 Election, Series 2025-B, 5.00% 8/1/2032	625	713
City of Irvine Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2029	300	329
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, 4.00% 9/1/2027	285	292

13	Private Client Services Funds

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM, 4.00% 9/1/2028	USD275	$286
Kern Community College Dist., Facs. Improvement Dist. No. 1, GO Bonds, 2016 Election, Series 2020-C, 4.00% 8/1/2026	645	653
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2026	195	197
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, AGI, 4.00% 9/1/2027	210	215
Lake Tahoe Unified School Dist., GO Bonds, CAB, 2008 Election, Series 2009, AGI, 0% 8/1/2031	500	429
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 5.00% 5/15/2030	250	282
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2025-C, 5.00% 5/15/2030	625	704
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2025-A, 5.00% 7/1/2028	610	639
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-D, 5.00% 7/1/2029	95	103
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2029	120	130
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2030	470	518
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2017-B, 5.00% 7/1/2033	700	716
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	300	304
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2020-B, 4.00% 7/1/2030	275	287
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2022-B, 5.00% 7/1/2030	60	66
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026	15	15
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2027	1,000	1,043
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-A, 5.00% 6/1/2030	850	956
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2025-C, 5.00% 6/1/2032	500	587
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2029	150	160
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2030	175	189
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2026	400	406
Los Angeles County Dev. Auth. Multi Family Housing Rev. Bonds (Century and Restorative Care Village Phase I), Series 2025-C, 3.35% 9/1/2059 (put 9/1/2028)	950	960
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-B, 5.00% 7/1/2027	750	763
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2030	385	436
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2030	1,000	1,133
Los Angeles Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2031	525	608
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2022-B, 3.00% 7/1/2028	955	970
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	1,090	1,210
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Bonds, Series 2023-A, 5.00% 10/1/2029	440	483
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028	595	596
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2026	635	645
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Lake Isabella Senior Apartments I & II), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	1,020	1,013
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Maison’s Sierra II), Series 2025-B, 2.80% 5/1/2029 (put 5/1/2028)	800	798
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Pleasant View Apartments Project), Series 2025, 2.80% 2/1/2028 (put 2/1/2027)	2,000	1,989
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (SJ3 Portfolio), Series 2025-A, 2.75% 9/1/2028 (put 9/1/2027)	225	223
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (View At San Bruno), Series 2024-A-1, 5.00% 6/1/2056 (put 7/1/2028)	1,870	1,977
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Wildomar Family Housing LP), Series 2024, 3.05% 12/1/2064 (put 6/1/2028)	325	326
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 3.30% 2/1/2039 (put 2/1/2028) (a)	400	400
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029	100	101
Napa Valley Community College Dist., GO Bonds, CAB, 2002 Election, Series 2005-B, NATL, 0% 8/1/2028	2,000	1,864
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, AGI, 5.00% 9/1/2028	745	794

Private Client Services Funds	14

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	USD205	$217
City of Ontario, Community Facs. Dist. No. 35 (Countryside Phase 2 South - Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030	215	230
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	210	227
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2/1/2026	750	755
City of Oxnard, Wastewater Rev. Ref. Bonds, Series 2025, BAM, 5.00% 6/1/2028	700	747
Oxnard Union High School Dist., GO Bond Anticipation Notes, Series 2025, 6.00% 2/1/2030	700	810
Peralta Community College Dist., GO Bonds, 2018 Election, Series 2025-C-1, 5.00% 8/1/2026	2,000	2,039
Peralta Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2029	750	827
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)	410	418
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2026	440	441
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2015-H, 5.00% 12/1/2026	470	471
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2030	665	743
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2026	105	105
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2028	120	122
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2029	315	345
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Redev. Project Area No. 1, Desert Communities Redev. Project Area, Interstate 215 Corridor Redev. Area), Series 2024-A, AGI, 5.00% 10/1/2032	1,000	1,157
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM, 5.00% 9/1/2028	1,000	1,021
Roseville Joint Union High School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2026	870	853
City of Sacramento, Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2018-F, 5.00% 8/15/2026	500	510
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2022, BAM, 5.00% 7/1/2027	815	848
Sacramento Unified School Dist., GO Rev. Ref. Bonds, Series 2024-B, BAM, 5.00% 8/1/2029	500	547
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026	485	489
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	498	505
City of San Diego, Public Facs. Fncg. Auth., Lease Rev. Bonds (Capital Improvement Projects), Series 2021-A, 5.00% 10/15/2027	255	269
County of San Diego, Grossmont Healthcare Dist., GO Rev. Ref. Bonds, Series 2021-E, 5.00% 7/15/2028	320	343
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2021-B, 5.00% 4/1/2026	140	141
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 5/1/2030	230	259
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-2, 5.00% 7/1/2028	600	645
San Diego Unified School Dist., GO Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 5.00% 7/1/2030	325	368
San Diego Unified School Dist., GO Green Bonds, 2018 Election, Series 2022-F-2, 5.00% 7/1/2029	960	1,061
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2028	145	154
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2029	195	212
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2030	155	171
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2023-A, 5.00% 11/1/2029	500	557
City of San Francisco, Bay Area Rapid Transit Dist., GO Rev. Ref. Green Bonds, 2004 Election, Series 2025-H, 5.00% 8/1/2032	1,000	1,178
San Francisco Community College Dist., GO Rev. Ref. Bonds, Series 2025, 5.00% 6/15/2028	1,000	1,071
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2031	505	574
San Francisco Unified School Dist., GO Bonds, 2024 Election, Series 2024-A, 5.00% 6/15/2032	825	954
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027	900	913
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. and Rev. Ref. Bonds, CAB, Series 1997-A, NATL, 0% 1/15/2029	225	204
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2026	440	443

15	Private Client Services Funds

Capital Group California Short-Term Municipal Fund
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of San Jose, Multi Family Housing Rev. Bonds (Kooser Apartments), Series 2025-A-2, 5.00% 3/1/2030 (put 3/1/2029)	USD1,000	$1,003
San Mateo Community College Dist., GO Bonds, CAB, 2001 Election, Series 2005-B, NATL, 0% 9/1/2027	1,130	1,082
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029	1,000	1,002
Silicon Valley Clean Water, Wastewater Rev. Notes, Series 2021-B, 0.50% 3/1/2026	1,350	1,338
Simi Valley Unified School Dist., GO Bonds, CAB, 2004 Election, Series 2007-C, AGI, 0% 8/1/2031	2,500	2,155
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	650	703
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	395	410
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 7/1/2026	325	330
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Foundation Hospitals), Series 2025-A, 5.00% 10/1/2028 (a)	1,200	1,281
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2003-D, 5.00% 5/1/2033 (put 11/1/2029)	1,000	1,091
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM, 5.00% 5/15/2027	850	876
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (Wastewater Ref. Project), Series 2024, AGI, 5.00% 9/1/2029	295	322
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, AGI, 5.00% 9/1/2028	500	533
Tobacco Securitization Auth., Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-A-1, 5.00% 6/1/2027	440	454
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2026	550	557
Tuolumne Wind Project Auth., Rev. Ref. Bonds (Tuolumne Wind Project), Series 2016-A, 5.00% 1/1/2027 (escrowed to maturity)	670	689
Twin Rivers Unified School Dist., GO Rev. Ref. Bonds, Series 2016-B, AGI, 5.00% 8/1/2027	225	230
Ukiah Unified School Dist., GO Bonds, CAB, 2005 Election, Series 2006, NATL, 0% 8/1/2028	1,000	929
Regents of the University of California, General Rev. Bonds, Series 2023-C, 5.00% 5/15/2029	500	548
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2032	425	496
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2028	3,490	3,693
Various Purpose GO Bonds, Series 2025, 5.00% 3/1/2029	1,730	1,873
Various Purpose GO Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2025	100	100
Various Purpose GO Rev. Ref. Bonds, Series 2025, 5.00% 8/1/2032	1,445	1,675
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028	150	157
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	30	30
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049	610	613
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050	695	689
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	475	499
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2017-CQ, 4.00% 12/1/2047	140	140
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2018-CR, 4.00% 12/1/2048	350	352
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2020-CT, 3.00% 12/1/2050	990	984
Dept. of Veterans Affairs, Veterans GO Bonds, Series 2022-CU, 5.50% 12/1/2052	1,210	1,273
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2021-BD, 5.00% 12/1/2028	625	680
West Contra Costa Unified School Dist., GO Bonds, Series 2023, BAM, 5.00% 8/1/2028	1,175	1,258
West Contra Costa Unified School Dist., GO Bonds, 2012 Election, Series 2020-E, AGI, 4.00% 8/1/2026	640	647
Westside Union School Dist., GO Bonds, CAB, Series 2002-A, NATL, 0% 8/1/2027	1,000	951
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2026	160	161
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2027	180	184
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, AGI, 4.00% 9/1/2028	200	207
Total bonds, notes & other debt instruments (cost: $111,732,000)		112,771
Short-term securities 7.54%
Municipals 7.54%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2023-B, 3.05% 4/1/2055 (b)	1,200	1,200
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-E, 3.05% 4/1/2059 (b)	1,075	1,075
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-A, 2.90% 11/1/2035 (b)	500	500

Private Client Services Funds	16

Capital Group California Short-Term Municipal Fund
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-B, 2.90% 11/1/2035 (b)	USD2,820	$2,820
Municipal Fin. Auth., Recovery Zone Fac. Bonds (Chevron USA, Inc. Project), Series 2010-C, 2.90% 11/1/2035 (b)	2,700	2,700
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.30% 5/15/2048 (b)	1,000	1,000
Total short-term securities (cost: $9,295,000)		9,295
Total investment securities 99.00% (cost: $121,027,000)		122,066
Other assets less liabilities 1.00%		1,228
Net assets 100.00%		$123,294

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,681,000, which represented
1.36% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AGI = Assured Guaranty insured
AMBAC = American Municipal Bond Assurance Company insured
Auth. = Authority
BAM = Build America Mutual insured
CAB = Capital Appreciation Bonds
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
USD = U.S. dollars

Refer to the notes to financial statements.

17	Private Client Services Funds

Financial statements
Statements of assets and liabilities at October 31, 2025
(dollars and shares in thousands, except per-share amounts)

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Assets:
Investment securities in unaffiliated issuers, at value	$693,788	$122,066
Cash	238	239
Cash collateral pledged for futures contracts	216	—
Receivables for:
Sales of fund’s shares	10	— *
Dividends and interest	6,797	1,185
Services provided by related parties	—	10
Variation margin on futures contracts	4	—
Total assets	701,053	123,500
Liabilities:
Payables for:
Repurchases of fund’s shares	974	143
Investment advisory services	148	26
Audit fees	37	37
Other	— *	— *
Total liabilities	1,159	206
Net assets at October 31, 2025	$699,894	$123,294
Net assets consist of:
Capital paid in on shares of beneficial interest	$706,537	$124,483
Total distributable earnings (accumulated loss)	(6,643)	(1,189)
Net assets at October 31, 2025	$699,894	$123,294
Investment securities in unaffiliated issuers, at cost	$690,447	$121,027
Shares outstanding	67,165	12,172
Net asset value per share	$10.42	$10.13
*
Amount less than one thousand.

Refer to the notes to financial statements.

Private Client Services Funds	18

Financial statements (continued)
Statements of operations for the year ended October 31, 2025
(dollars in thousands)

	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Investment income:
Income:
Interest from unaffiliated issuers	$17,958	$3,024
Fees and expenses*:
Investment advisory services	1,613	291
Transfer agent services	13	2
Reports to shareholders	7	7
Registration statement and prospectus	9	7
Trustees’ compensation	3	— †
Auditing and legal	56	48
Custodian	8	5
Other	11	2
Total fees and expenses before waivers and/or reimbursements	1,720	362
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	10
Total reimbursements of fees and expenses	—	10
Total fees and expenses after waivers and/or reimbursements	1,720	352
Net investment income	16,238	2,672
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(2,285)	(30)
Futures contracts	140	(4)
	(2,145)	(34)
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	14,556	1,805
Futures contracts	(3)	17
	14,553	1,822
Net realized gain (loss) and unrealized appreciation (depreciation)	12,408	1,788
Net increase (decrease) in net assets resulting from operations	$28,646	$4,460
*
Additional information related to fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

19	Private Client Services Funds

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Capital Group California Core Municipal Fund		Capital Group California Short-Term Municipal Fund
	Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$16,238	$15,439	$2,672	$2,158
Net realized gain (loss)	(2,145)	(815)	(34)	(71)
Net unrealized appreciation (depreciation)	14,553	27,237	1,822	3,429
Net increase (decrease) in net assets resulting from operations	28,646	41,861	4,460	5,516
Distributions paid to shareholders	(16,480)	(15,222)	(2,704)	(2,140)
Net capital share transactions	52,764	(37,227)	13,842	(4,384)
Total increase (decrease) in net assets	64,930	(10,588)	15,598	(1,008)
Net assets:
Beginning of year	634,964	645,552	107,696	108,704
End of year	$699,894	$634,964	$123,294	$107,696
Refer to the notes to financial statements.

Private Client Services Funds	20

Notes to financial statements
1. Organization

Capital Group Private Client Services Funds (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of two funds: Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (each a “fund,” collectively the “funds”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund’s investment objectives are as follows:
Capital Group California Core Municipal Fund — Seeks to provide current income exempt from federal and California income taxes while preserving capital.
Capital Group California Short-Term Municipal Fund — Seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company ("CRMC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United State of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

21	Private Client Services Funds

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the funds is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The funds’ board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Private Client Services Funds	22

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of October 31, 2025, were as follows (dollars in thousands):
Capital Group California Core Municipal Fund
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$648,408	$—	$648,408
Short-term securities	—	45,380	—	45,380
Total	$—	$693,788	$—	$693,788

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(141)	$—	$—	$(141)
Total	$(141)	$—	$—	$(141)
*
Futures contracts are not included in the fund’s investment portfolio.
Capital Group California Short-Term Municipal Fund
As of October 31, 2025, all of the fund’s investments were classified as Level 2.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

23	Private Client Services Funds

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Private Client Services Funds	24

Investing in municipal bonds of issuers within the state of California — Because the funds invest primarily in securities of issuers within the state of California, the funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.
Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.
The following table presents the average month-end notional amounts of futures contracts while held for each fund (dollars in thousands):
Futures contracts
Capital Group California Core Municipal Fund	$26,983
Capital Group California Short-Term Municipal Fund	6,955*
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

25	Private Client Services Funds

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and/or the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts as of, or for the year ended, October 31, 2025 (dollars in thousands):
Capital Group California Core Municipal Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$—	Unrealized depreciation*	$141

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$140	Net unrealized appreciation (depreciation) on futures contracts	$(3)
Capital Group California Short-Term Municipal Fund
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4)	Net unrealized appreciation (depreciation) on futures contracts	$17
*
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. For futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, neither of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, neither of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; amortization of premiums and discounts; income on certain investments; net capital losses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Private Client Services Funds	26

Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Undistributed tax-exempt income	128	4
Capital loss carryforward*	(10,134)	(2,215)
Gross unrealized appreciation on investments	8,566	1,383
Gross unrealized depreciation on investments	(5,203)	(362)
Net unrealized appreciation (depreciation) on investments	3,363	1,021
Cost of investments	690,284	121,045
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	62	8
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Tax-exempt income distributions paid or accrued from each fund were as follows (dollars in thousands):
Fund	Year ended October 31, 2025	Year ended October 31, 2024
Capital Group California Core Municipal Fund	16,480	15,222
Capital Group California Short-Term Municipal Fund	2,704	2,140
7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC and AFS are considered related parties to each fund.
Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. The fee for Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is 0.25% of the daily net assets of each fund.
Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for Capital Group California Short-Term Municipal Fund to limit the fund’s total annual operating expenses to 0.30% (as a percentage of daily net assets). Miscellaneous expenses exclude investment advisory services fees. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended October 31, 2025, total fees and expenses reimbursed by CRMC were $10,000 for Capital Group California Short-Term Municipal Fund. CRMC will not recoup all or a portion of these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC. No affiliated officers or trustees received any compensation directly from the series.
Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or accounts managed by certain affiliates of CRMC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

27	Private Client Services Funds

The following table presents purchase and sales transactions, if any, between each fund and related funds and the net realized loss from such sales as of October 31, 2025 (dollars in thousands):
Fund	Purchases	Sales	Net realized loss
Capital Group California Core Municipal Fund	$7,255	$5,670	$(295)
Capital Group California Short-Term Municipal Fund	773	—	—
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The funds did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Capital Group California Core Municipal Fund	$129,785	12,626	$16,480	1,609	$(93,501)	(9,131)	$52,764	5,104
Capital Group California Short-Term Municipal Fund	56,402	5,625	2,704	269	(45,264)	(4,508)	13,842	1,386
Year ended October 31, 2024
Capital Group California Core Municipal Fund	$144,565	14,131	$15,222	1,490	$(197,014)	(19,344)	$(37,227)	(3,723)
Capital Group California Short-Term Municipal Fund	36,156	3,641	2,139	215	(42,679)	(4,295)	(4,384)	(439)
10. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2025, as follows (dollars in thousands):
	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$254,299	$60,788
Sales of investment securities*	223,453	50,699
*
Excludes short-term securities and U.S. government obligations, if any.

Private Client Services Funds	28

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements	Ratio of expenses to average net assets after waivers/ reimbursements[2]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Capital Group California Core Municipal Fund
10/31/2025	$10.23	$.26	$.19	$.45	$(.26 )	$—	$(.26 )	$10.42	4.49%	$700	.27%	.27%	2.52%
10/31/2024	9.81	.24	.42	.66	(.24 )	—	(.24 )	10.23	6.74	635.26		.26	2.36
10/31/2023	9.91	.20	(.10 )	.10	(.20 )	—	(.20 )	9.81	.92	646.28		.28	1.97
10/31/2022	10.75	.13	(.77 )	(.64 )	(.14 )	(.06 )	(.20 )	9.91	(6.02)	586.27		.27	1.23
10/31/2021	10.90	.13	(.08 )	.05	(.11 )	(.09 )	(.20 )	10.75	.53	664.27		.27	1.17
Capital Group California Short-Term Municipal Fund
10/31/2025	$9.98	$.23	$.15	$.38	$(.23 )	$—	$(.23 )	$10.13	3.77%	$123	.31%	.30%	2.29%
10/31/2024	9.68	.21	.30	.51	(.21 )	—	(.21 )	9.98	5.27	108.31		.30	2.11
10/31/2023	9.75	.17	(.07 )	.10	(.17 )	—	(.17 )	9.68	1.13	109.32		.30	1.73
10/31/2022	10.29	.08	(.51 )	(.43 )	(.08 )	(.03 )	(.11 )	9.75	(4.17)	125.30		.30	.79
10/31/2021	10.39	.08	(.07 )	.01	(.08 )	(.03 )	(.11 )	10.29	.12	182.29		.29	.76

Portfolio turnover rate	Year ended October 31,
	2025	2024	2023	2022	2021
Capital Group California Core Municipal Fund	36%	26%	25%	40%	38%
Capital Group California Short-Term Municipal Fund	46	35	45	50	43

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.

Refer to the notes to financial statements.

29	Private Client Services Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Private Client Services Funds and Shareholders of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund (constituting Capital Group Private Client Services Funds, hereafter collectively referred to as the “Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Private Client Services Funds	30

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended October 31, 2025:
	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Exempt interest dividends	100%	100%
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

31	Private Client Services Funds

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

This information is disclosed under fees and expenses in the statement of operations.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

Private Client Services Funds	32

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included as part of the material filed under Item 7 of this Form under fees and expenses in the statement of operations.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Private Client Services Funds

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: January 07, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: January 07, 2026